Note 5 - Vessels, Net (Details Textual)						12 Months Ended
	Dec. 23, 2022 USD ($)	May 03, 2022 USD ($)	Apr. 26, 2022 USD ($)	Nov. 11, 2021 USD ($)	Sep. 02, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment, Net, Total						$ 216,570,426	$ 176,111,486
Gain (Loss) on Disposition of Property Plant Equipment, Total							9,417
Impairment, Long-Lived Asset, Held-for-Use, Total						0
Asset Pledged as Collateral [Member] | Loan Agreements [Member]
Property, Plant and Equipment, Net, Total						$ 211,300,000
Number of Vessels Used As Collateral						15
Installation of WBT System Improvements on Vessel [Member]
Payments for Improvements of Property, Plant and Equipment						$ 1,500,000	500,000
Installation of Smart Monitoring Systems Improvement on Vessels [Member]
Payments for Improvements of Property, Plant and Equipment						400,000	$ 400,000
MV Jonathan P [Member]
Payments to Acquire Property, Plant, and Equipment, Total					$ 25,500,000
Payments to Make Property, Plant and Equipment Available for Use					271,926
Payments to Acquire Property, Plant, and Equipment, Including Preparation Costs					$ 25,771,926
M/V Marcos V [Member]
Payments to Acquire Property, Plant, and Equipment, Total				$ 40,000,000
Payments to Make Property, Plant and Equipment Available for Use				523,475
Payments to Acquire Property, Plant, and Equipment, Including Preparation Costs				58,215,173
Marcos V, Vessels [Member]
Payments to Acquire Property, Plant, and Equipment, Total				57,691,698
Marcos V, In-place Attached Time Charter [Member]
Payments to Acquire Property, Plant, and Equipment, Total				$ 17,691,698
M/V Seaspan Melbourne [Member]
Payments to Acquire Property, Plant, and Equipment, Total		$ 17,500,000
Payments to Make Property, Plant and Equipment Available for Use		179,130
Payments to Acquire Property, Plant, and Equipment, Including Preparation Costs		33,438,371
Seaspan Melbourne, Vessels [Member]
Payments to Acquire Property, Plant, and Equipment, Total		33,259,241
Seaspan Melbourne, In-place Attached Time Charter [Member]
Payments to Acquire Property, Plant, and Equipment, Total		$ 15,759,241
M/V Seaspan Manila [Member]
Payments to Acquire Property, Plant, and Equipment, Total			$ 17,500,000
Payments to Make Property, Plant and Equipment Available for Use			2,084,509
Payments to Acquire Property, Plant, and Equipment, Including Preparation Costs			32,124,715
Seaspan Manila, Vessels [Member]
Payments to Acquire Property, Plant, and Equipment, Total			30,040,206
Seaspan Manila, In-place Attached Time Charter [Member]
Payments to Acquire Property, Plant, and Equipment, Total			$ 12,540,206
M/V Akinada Bridge [Member]
Proceeds from Sale of Property, Plant, and Equipment, Total	$ 14,200,000
Gain (Loss) on Disposition of Property Plant Equipment, Total	$ 5,200,000
M/V Akinada Bridge [Member] | Asset Held for Sale [Member]
Property, Plant and Equipment, Net, Total						8,500,000
Inventory On Board						400,000
M/V Akinada Bridge [Member] | Liability Associated With Asset Held for Sale [Member]
Advance Collected for Sale of Vessels						3,600,000
Vessels Unencumbered [Member]
Property, Plant and Equipment, Net, Total						$ 8,500,000
Number of Vessels Unencumbered						2